Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Summary of net rental expense for operating leases
The following table is a summary of the Company’s net rental expense for operating leases for the years ended December 31:

In millions	2013	2012	2011
Minimum rentals	$2,210	$2,165	$2,087
Contingent rentals	41	48	49
	2,251	2,213	2,136
Less: sublease income	(21)	(20)	(19)
	$2,230	$2,193	$2,117

Summary of future minimum lease payments under capital and operating leases
The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2013:

In millions	Capital Leases	Operating Leases(1)
2014	$46	$2,175
2015	46	2,129
2016	47	2,055
2017	47	1,964
2018	47	1,853
Thereafter	556	16,914
Total future lease payments	789	$27,090
Less: imputed interest	(399)
Present value of capital lease obligations	$390

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $224 million due in the future under noncancelable subleases.